Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP High Income Portfolio
September 30, 2024
VIPHI-NPRT3-1124
1.808795.120
Alternative Funds - 1.5%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $11,864,834)	1,190,853	11,801,352

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (d)(e)(f)	175,000	175,368
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (d)(e)(f)	100,000	100,019
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 11.5729% 7/15/2039 (d)(e)(f)	250,000	250,916
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.8014% 7/15/2037 (d)(e)(f)	250,000	251,094
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.5989% 10/20/2037 (d)(e)(f)	100,000	100,021
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 11.2417% 7/15/2037 (d)(e)(f)	100,000	100,742
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 6.25% 10/20/2037 (d)(e)(f)(g)	125,000	125,000
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 0% 10/20/2037 (d)(e)(f)(g)	121,000	121,024
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.9939% 7/20/2037 (d)(e)(f)	1,000,000	1,012,196
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 6% 10/15/2039 (d)(e)(f)	125,000	125,015
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,186,027
UNITED STATES - 0.1%
Croton Pk Clo Ltd Series 2024-1A, CME Term SOFR 3 month Index + 0.555%, 0% 10/15/2036 (d)(e)(f)(g)	308,000	308,063
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 11.0251% 7/20/2037 (d)(e)(f)	250,000	250,583
TOTAL UNITED STATES		558,646
TOTAL ASSET-BACKED SECURITIES (Cost $2,904,000)		2,920,041

Bank Loan Obligations - 5.2%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 12.1813% 9/13/2029 (e)(f)(h)(i)	47,118	47,118
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.5572% 11/15/2030 (e)(f)(h)	1,592,000	1,489,650
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.969% 7/21/2030 (e)(f)(h)	3,026,333	3,006,147
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 11.0716% 2/7/2028 (e)(f)(h)	1,365,912	1,363,070
TOTAL UNITED KINGDOM		4,369,217
UNITED STATES - 4.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.9454% 12/30/2027 (e)(f)(h)	1,316,376	1,239,591
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5954% 7/8/2031 (e)(f)(h)	50,000	49,828
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 15.3006% 5/25/2026 (e)(f)(h)	503,086	438,313
Diamond Sports Group LLC Tranche DIP, term loan 10% 8/2/2027 (h)	530,116	631,835
		1,070,148
Consumer Discretionary - 1.6%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.9072% 1/26/2029 (e)(f)(h)	412,855	396,341
Broadline Retail - 0.3%
CMG Media Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.2037% 12/17/2026 (e)(f)(h)	726,227	637,591
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.7099% 3/5/2028 (e)(f)(h)	1,525,678	1,524,092
		2,161,683
Diversified Consumer Services - 0.4%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (e)(f)(h)	3,347,711	2,918,100
Hotels, Restaurants & Leisure - 0.4%
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.8653% 9/18/2026 (e)(f)(h)	1,320,179	1,320,892
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.5137% 12/30/2026 (e)(f)(h)	1,705,536	1,552,754
		2,873,646
Household Durables - 0.1%
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.8462% 9/24/2028 (e)(f)(h)	1,023,570	1,022,659
Specialty Retail - 0.4%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.968% 6/6/2031 (e)(f)(h)	3,139,357	3,074,623
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2099% 4/16/2028 (e)(f)(h)	444,260	444,500
		3,519,123
TOTAL CONSUMER DISCRETIONARY		12,891,552

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy Inc 1LN, term loan 0% (e)(h)(i)(j)(k)	658,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(h)(i)(j)(k)	1,525,908	0
		0
Financials - 0.2%
Financial Services - 0.2%
Dragon Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/24/2031 (e)(f)(h)(j)	85,000	84,596
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 9.2467% 7/18/2031 (e)(f)(h)	1,145,000	1,134,443
		1,219,039
Insurance - 0.0%
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.9648% 9/19/2031 (e)(f)(h)	105,069	104,445
TOTAL FINANCIALS		1,323,484

Health Care - 0.2%
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 13.3346% 6/28/2029 (e)(f)(h)	385,938	384,009
WCG Intermediate Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.3454% 1/8/2027 (e)(f)(h)	72,721	72,676
		456,685
Health Care Technology - 0.1%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.4967% 2/15/2029 (e)(f)(h)	1,162,436	1,153,962
TOTAL HEALTH CARE		1,610,647

Industrials - 0.4%
Building Products - 0.0%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.1153% 5/17/2028 (e)(f)(h)	922,487	768,957
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.9967% 12/21/2028 (e)(f)(h)	735,291	735,600
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.7477% 8/1/2030 (e)(f)(h)	391,060	379,696
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 8.2521% 8/1/2029 (e)(f)(h)	99,749	99,825
		1,215,121
Professional Services - 0.2%
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4599% 6/2/2028 (e)(f)(h)	1,537,266	1,519,695
TOTAL INDUSTRIALS		3,503,773

Information Technology - 1.0%
IT Services - 0.1%
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 3 month Index + 9%, 13.9454% 6/30/2028 (e)(f)(h)	1,143,449	834,718
Software - 0.9%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.6954% 12/10/2029 (e)(f)(h)	130,000	125,612
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.8467% 12/10/2028 (e)(f)(h)	1,269,112	1,262,678
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4454% 10/7/2029 (e)(f)(h)	411,996	412,832
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 12.1813% 9/13/2029 (e)(f)(h)(i)	2,017,507	2,017,508
Leia Finco US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/2/2031 (e)(f)(h)(j)	1,545,000	1,519,461
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 11.4825% 5/15/2028 (e)(f)(h)	327,158	330,908
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.5546% 2/10/2031 (e)(f)(h)	1,512,484	1,512,484
		7,181,483
TOTAL INFORMATION TECHNOLOGY		8,016,201

Materials - 0.8%
Chemicals - 0.8%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.3188% 6/4/2028 (e)(f)(h)	1,835,565	1,502,410
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 0% 6/12/2028 (e)(f)(h)(i)(j)	576,119	570,358
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 12.0793% 6/12/2028 (e)(f)(h)(i)	538,567	533,182
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 9.6932% 10/4/2029 (e)(f)(h)	1,208,613	1,202,231
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.7711% 3/15/2029 (e)(f)(h)	2,108,820	2,090,747
		5,898,928
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.675%, 8.0204% 4/13/2029 (e)(f)(h)	210,718	209,523
TOTAL MATERIALS		6,108,451

TOTAL UNITED STATES		35,813,675
TOTAL BANK LOAN OBLIGATIONS (Cost $43,124,495)		41,719,660

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 8.0115% 6/15/2038 (d)(e)(f)	522,536	514,784
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.8785% 11/15/2038 (d)(e)(f)	746,132	741,468
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.9115% 7/15/2038 (d)(e)(f)	290,478	290,296
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (d)(e)	475,000	452,994
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 7.4115% 7/15/2038 (d)(e)(f)	1,111,000	1,100,584
TOTAL UNITED STATES		3,100,126
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,993,429)		3,100,126

Common Stocks - 2.3%
	Shares	Value ($)
TANZANIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Helios Towers PLC (l)	1,416,100	2,169,670
UNITED STATES - 2.0%
Communication Services - 0.3%
Media - 0.3%
EchoStar Corp (b)(g)	74,893	2,100,000
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC (l)	7,500	540,075
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Albertsons Cos Inc	19,500	360,360
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp	16,868	885,064
Mesquite Energy Inc (i)(l)	82,533	6,945,958
		7,831,022
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC (i)	65,803	769,237
Cano Health LLC warrants (i)(l)	2,914	11,365
Centene Corp (l)	7,000	526,960
		1,307,562
Industrials - 0.0%
Machinery - 0.0%
Chart Industries Inc (l)	1,900	235,866
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (l)	10,600	942,446
IT Services - 0.1%
GTT Communications Inc (i)(l)	23,507	1,049,117
Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments Inc	3,500	380,485
ON Semiconductor Corp (l)	9,800	711,578
		1,092,063
TOTAL INFORMATION TECHNOLOGY		3,083,626

Real Estate - 0.1%
Specialized REITs - 0.1%
SBA Communications Corp Class A	3,300	794,310
TOTAL UNITED STATES		16,252,821
TOTAL COMMON STOCKS (Cost $12,166,858)		18,422,491

Convertible Corporate Bonds - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Communication Services - 0.8%
Media - 0.8%
DISH Network Corp 3.375% 8/15/2026	8,064,000	6,470,195
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028 (d)	10,000	11,384
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029 (d)	110,000	144,430
TOTAL CONSUMER DISCRETIONARY		155,814

Financials - 0.1%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (d)	20,000	18,090
Financial Services - 0.1%
Global Payments Inc 1.5% 3/1/2031 (d)	1,146,000	1,094,430
TOTAL FINANCIALS		1,112,520

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed Inc 1.875% 12/1/2029	3,092,000	1,150,224
Software - 0.0%
BlackLine Inc 1% 6/1/2029 (d)	120,000	125,400
TOTAL INFORMATION TECHNOLOGY		1,275,624

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	1,670,000	1,458,745
Redfin Corp 0.5% 4/1/2027	2,131,000	1,550,303
		3,009,048
Utilities - 0.2%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027 (d)	585,000	633,555
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International Inc 0.25% 12/1/2026	1,438,000	1,083,905
TOTAL UTILITIES		1,717,460

TOTAL UNITED STATES		13,740,661
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $14,720,719)		13,740,661

Fixed-Income Funds - 0.5%
	Shares	Value ($)
iShares Broad USD High Yield Corp Bd ETF (m) (Cost $3,864,836)	106,600	4,013,490

Non-Convertible Corporate Bonds - 85.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (d)	365,000	341,058
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (d)	422,000	415,278
Mineral Resources Ltd 8.5% 5/1/2030 (d)	790,000	823,049
Mineral Resources Ltd 9.25% 10/1/2028 (d)	675,000	718,732

TOTAL AUSTRALIA		2,298,117
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)	615,000	603,847
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)	1,000,000	977,500
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (d)	3,065,000	3,047,560
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7.75% 9/19/2029 (d)(n)	800,000	792,904
CANADA - 3.9%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (d)	580,000	557,339
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	3,200,000	2,950,850
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)	1,540,000	1,584,289
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	410,000	426,083
		5,518,561
Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)	695,000	656,246
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)	770,000	772,888
		1,429,134
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Baytex Energy Corp 7.375% 3/15/2032 (d)	1,005,000	1,001,336
Parkland Corp 6.625% 8/15/2032 (d)	1,535,000	1,558,301
Teine Energy Ltd 6.875% 4/15/2029 (d)	167,000	164,415
		2,724,052
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (d)	230,000	250,121
Health Care - 0.1%
Pharmaceuticals - 0.1%
1375209 Bc Ltd 9% 1/30/2028 (d)	835,000	827,581
Industrials - 1.2%
Aerospace & Defense - 0.6%
Bombardier Inc 7% 6/1/2032 (d)	1,935,000	2,023,887
Bombardier Inc 7.25% 7/1/2031 (d)	1,105,000	1,168,189
Bombardier Inc 7.875% 4/15/2027 (d)	1,194,000	1,197,352
		4,389,428
Commercial Services & Supplies - 0.5%
Garda World Security Corp 8.25% 8/1/2032 (d)	775,000	793,213
Wrangler Holdco Corp 6.625% 4/1/2032 (d)(m)	3,080,000	3,201,429
		3,994,642
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/2026 (d)	874,000	851,089
Information Technology - 0.4%
Software - 0.4%
Open Text Corp 3.875% 12/1/2029 (d)	1,020,000	948,182
Open Text Holdings Inc 4.125% 12/1/2031 (d)	1,110,000	1,020,067
Open Text Holdings Inc 4.125% 2/15/2030 (d)	1,465,000	1,375,136
		3,343,385
Materials - 0.9%
Chemicals - 0.9%
Methanex Corp 5.125% 10/15/2027	2,855,000	2,825,052
Methanex Corp 5.65% 12/1/2044	1,542,000	1,390,574
NOVA Chemicals Corp 4.25% 5/15/2029 (d)	1,135,000	1,055,248
NOVA Chemicals Corp 5.25% 6/1/2027 (d)	1,245,000	1,231,059
NOVA Chemicals Corp 9% 2/15/2030 (d)	370,000	400,754
		6,902,687
Utilities - 0.1%
Gas Utilities - 0.1%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (d)	670,000	635,257
TOTAL CANADA		30,865,937
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)	1,535,000	798,492
FINLAND - 0.2%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)(m)	770,000	789,308
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)	1,270,000	1,195,527
TOTAL FINLAND		1,984,835
FRANCE - 0.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Altice France SA 5.125% 1/15/2029 (d)	2,490,000	1,749,732
Altice France SA 5.125% 7/15/2029 (d)	3,175,000	2,232,717
Altice France SA 5.5% 1/15/2028 (d)	1,615,000	1,174,350
Altice France SA 5.5% 10/15/2029 (d)	920,000	644,312
		5,801,111
Energy - 0.1%
Energy Equipment & Services - 0.1%
Viridien 8.75% 4/1/2027 (d)	855,000	833,975
TOTAL FRANCE		6,635,086
GERMANY - 0.7%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
IHO Verwaltungs GmbH 4.75% 9/15/2026 pay-in-kind (d)(e)	145,000	141,963
ZF North America Capital Inc 6.875% 4/14/2028 (d)	370,000	373,483
ZF North America Capital Inc 7.125% 4/14/2030 (d)	370,000	383,531
		898,977
Industrials - 0.5%
Machinery - 0.5%
TK Elevator Holdco GmbH 7.625% 7/15/2028 (d)	935,000	940,965
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)	3,410,000	3,373,196
		4,314,161
Materials - 0.1%
Paper & Forest Products - 0.1%
Mercer International Inc 5.125% 2/1/2029 (m)	475,000	405,255
TOTAL GERMANY		5,618,393
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 8.75% 10/1/2031 (d)	585,000	577,688
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)	770,000	781,388
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (d)	270,000	241,987
HONG KONG - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
Seaspan Corp 5.5% 8/1/2029 (d)	2,170,000	2,067,191
IRELAND - 0.8%
Financials - 0.6%
Financial Services - 0.6%
GGAM Finance Ltd 6.875% 4/15/2029 (d)	970,000	1,009,073
GGAM Finance Ltd 7.75% 5/15/2026 (d)	690,000	705,551
GGAM Finance Ltd 8% 2/15/2027 (d)	1,565,000	1,635,444
GGAM Finance Ltd 8% 6/15/2028 (d)	1,040,000	1,114,731
		4,464,799
Industrials - 0.2%
Air Freight & Logistics - 0.1%
AerCap Global Aviation Trust 6.5% 6/15/2045 (d)(e)	685,000	683,931
Commercial Services & Supplies - 0.1%
Cimpress PLC 7.375% 9/15/2032 (d)	935,000	942,574
TOTAL INDUSTRIALS		1,626,505

TOTAL IRELAND		6,091,304
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	210,000	231,985
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	210,000	240,766

TOTAL ISRAEL		472,751
ITALY - 0.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Optics Bidco SpA 6% 9/30/2034 (d)	1,113,000	1,126,711
Optics Bidco SpA 7.2% 7/18/2036 (d)	633,000	681,214
Optics Bidco SpA 7.721% 6/4/2038 (d)	235,000	259,838
Telecom Italia Capital SA 6% 9/30/2034	72,000	71,731
Telecom Italia Capital SA 7.2% 7/18/2036	212,000	221,265
		2,360,759
Financials - 0.3%
Banks - 0.3%
UniCredit SpA 5.861% 6/19/2032 (d)(e)	1,532,000	1,541,568
UniCredit SpA 7.296% 4/2/2034 (d)(e)	863,000	919,822
		2,461,390
TOTAL ITALY		4,822,149
LUXEMBOURG - 1.0%
Communication Services - 0.7%
Media - 0.5%
Altice Financing SA 5% 1/15/2028 (d)	685,000	579,439
Altice Financing SA 5.75% 8/15/2029 (d)	3,570,000	2,868,991
Altice France Holding SA 6% 2/15/2028 (d)	975,000	301,102
		3,749,532
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (d)	1,895,000	1,813,087
Information Technology - 0.3%
Software - 0.3%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)	2,823,000	2,638,226
Materials - 0.0%
Containers & Packaging - 0.0%
ARD Finance SA 6.5% 6/30/2027 pay-in-kind (d)(e)	550,000	121,598
TOTAL LUXEMBOURG		8,322,443
NETHERLANDS - 0.3%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (d)	990,000	940,716
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (d)	390,000	387,767
Materials - 0.2%
Containers & Packaging - 0.2%
Trivium Packaging Finance BV 5.5% 8/15/2026 (d)	365,000	363,714
Trivium Packaging Finance BV 8.5% 8/15/2027 (d)	655,000	656,583
		1,020,297
TOTAL NETHERLANDS		2,348,780
NIGERIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)	415,000	415,777
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	580,000	605,457
PANAMA - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 5.75% 9/7/2027 (d)	464,000	461,392
Sable International Finance Ltd 7.125% 10/15/2032 (d)	1,310,000	1,312,660
		1,774,052
Wireless Telecommunication Services - 0.4%
C&W Senior Finance Ltd 6.875% 9/15/2027 (d)	3,005,000	2,994,554
TOTAL PANAMA		4,768,606
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)	3,320,000	2,714,911
SOUTH AFRICA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)	1,285,000	867,375
SPAIN - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)	370,000	346,568
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)	1,480,000	1,465,584
TOTAL SPAIN		1,812,152
SWITZERLAND - 0.4%
Industrials - 0.3%
Aerospace & Defense - 0.3%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)	1,860,000	1,597,991
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)	280,000	273,285
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)	275,000	268,781
		2,140,057
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (d)	1,170,000	1,176,963
TOTAL SWITZERLAND		3,317,020
TANZANIA - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)	2,720,000	2,758,216
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)	350,000	347,539
UNITED KINGDOM - 1.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 6.75% 10/1/2026 (d)	810,000	810,000
Media - 0.6%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)	3,830,000	3,407,103
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/2028 (d)	851,000	820,189
		4,227,292
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)	415,000	367,375
TOTAL COMMUNICATION SERVICES		5,404,667

Consumer Discretionary - 0.3%
Automobile Components - 0.2%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)	255,000	265,402
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)	685,000	725,485
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)	735,000	772,709
		1,763,596
Automobiles - 0.1%
Mclaren Finance PLC 7.5% 8/1/2026 (d)	1,025,000	947,484
TOTAL CONSUMER DISCRETIONARY		2,711,080

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
eG Global Finance PLC 12% 11/30/2028 (d)	3,085,000	3,443,048
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (d)	650,000	615,842
Materials - 0.2%
Chemicals - 0.2%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)	1,440,000	1,541,750
TOTAL UNITED KINGDOM		13,716,387
UNITED STATES - 71.2%
Communication Services - 7.8%
Diversified Telecommunication Services - 1.8%
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)	455,000	433,102
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)	360,000	338,103
Consolidated Communications Inc 5% 10/1/2028 (d)	980,000	901,176
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	1,360,000	1,347,733
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)	940,000	943,823
Frontier Communications Holdings LLC 5.875% 11/1/2029	1,430,000	1,419,431
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)	955,000	1,017,709
Level 3 Financing Inc 10.5% 5/15/2030 (d)(m)	2,370,000	2,550,713
Level 3 Financing Inc 11% 11/15/2029 (d)	712,350	788,982
Level 3 Financing Inc 3.875% 10/15/2030 (d)	975,000	714,452
Level 3 Financing Inc 4% 4/15/2031 (d)	840,000	611,099
Level 3 Financing Inc 4.5% 4/1/2030 (d)	890,000	689,311
Windstream Escrow LLC / Windstream Escrow Finance Corp 7.75% 8/15/2028 (d)	1,380,000	1,381,297
Zayo Group Holdings Inc 4% 3/1/2027 (d)	645,000	576,916
Zayo Group Holdings Inc 6.125% 3/1/2028 (d)	1,020,000	846,600
		14,560,447
Media - 6.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)	1,755,000	1,666,213
Block Communications Inc 4.875% 3/1/2028 (d)	167,000	157,614
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(m)	1,370,000	1,123,756
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)	1,120,000	987,537
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032	2,885,000	2,494,526
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	1,750,000	1,586,336
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)	1,975,000	1,740,524
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)	905,000	880,345
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)	1,144,000	1,125,943
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)	925,000	796,664
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)	780,000	815,643
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)	1,895,000	2,014,609
CSC Holdings LLC 3.375% 2/15/2031 (d)	2,500,000	1,772,625
CSC Holdings LLC 4.125% 12/1/2030 (d)	795,000	579,360
CSC Holdings LLC 4.5% 11/15/2031 (d)	345,000	251,157
CSC Holdings LLC 4.625% 12/1/2030 (d)	965,000	489,731
CSC Holdings LLC 5.375% 2/1/2028 (d)	1,930,000	1,625,769
Diamond Sports Group LLC / Diamond Sports Finance Co 5.375% (d)(k)	5,215,000	65,187
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (d)	527,000	517,426
DISH DBS Corp 5.75% 12/1/2028 (d)	1,260,000	1,100,889
DISH DBS Corp 5.875% 11/15/2024	495,000	492,134
DISH Network Corp 11.75% 11/15/2027 (d)	1,770,000	1,857,669
EchoStar Corp 10.75% 9/27/2029 (d)(g)	13,849,657	13,446,216
News Corp 5.125% 2/15/2032 (d)	940,000	923,572
Radiate Holdco LLC / Radiate Finance Inc 4.5% 9/15/2026 (d)	815,000	695,297
Sinclair Television Group Inc 5.5% 3/1/2030 (d)	660,000	476,850
Sirius XM Radio Inc 3.125% 9/1/2026 (d)	167,000	161,349
Sirius XM Radio Inc 4.125% 7/1/2030 (d)	1,360,000	1,233,353
Sirius XM Radio Inc 5.5% 7/1/2029 (d)	410,000	400,540
TEGNA Inc 4.625% 3/15/2028	1,100,000	1,049,621
TEGNA Inc 5% 9/15/2029	425,000	404,790
Univision Communications Inc 4.5% 5/1/2029 (d)	1,265,000	1,130,054
Univision Communications Inc 6.625% 6/1/2027 (d)	890,000	891,089
Univision Communications Inc 8% 8/15/2028 (d)	2,240,000	2,290,322
Univision Communications Inc 8.5% 7/31/2031 (d)	235,000	235,525
		47,480,235
TOTAL COMMUNICATION SERVICES		62,040,682

Consumer Discretionary - 9.7%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (d)	205,000	211,160
Dana Financing Luxembourg Sarl 5.75% 4/15/2025 (d)	83,000	82,876
Dana Inc 4.25% 9/1/2030 (m)	167,000	149,947
Dana Inc 5.375% 11/15/2027	167,000	165,830
Hertz Corp/The 4.625% 12/1/2026 (d)	660,000	520,025
Phinia Inc 6.75% 4/15/2029 (d)	585,000	603,724
		1,733,562
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 11.3595% 10/15/2026 (d)(e)(f)	205,000	206,537
Broadline Retail - 0.6%
CMG Media Corp 8.875% 12/15/2027 (d)	1,760,000	1,029,600
Kohl's Corp 4.25% 7/17/2025	85,000	83,912
Match Group Holdings II LLC 3.625% 10/1/2031 (d)(m)	220,000	197,011
Match Group Holdings II LLC 4.125% 8/1/2030 (d)	847,000	793,437
Match Group Holdings II LLC 5% 12/15/2027 (d)	167,000	165,077
Nordstrom Inc 4.25% 8/1/2031	950,000	836,768
Nordstrom Inc 4.375% 4/1/2030 (m)	635,000	582,557
Wayfair LLC 7.25% 10/31/2029 (d)(g)	780,000	799,079
		4,487,441
Distributors - 0.2%
Gates Corp/DE 6.875% 7/1/2029 (d)	1,160,000	1,201,591
Diversified Consumer Services - 0.8%
Service Corp International/US 4% 5/15/2031	582,000	538,546
Service Corp International/US 4.625% 12/15/2027	167,000	164,743
Service Corp International/US 5.125% 6/1/2029 (m)	365,000	364,508
Service Corp International/US 5.75% 10/15/2032	1,420,000	1,429,299
Sotheby's 7.375% 10/15/2027 (d)	810,000	779,580
TKC Holdings Inc 10.5% 5/15/2029 (d)	1,790,000	1,799,767
TKC Holdings Inc 6.875% 5/15/2028 (d)	1,290,000	1,274,424
		6,350,867
Hotels, Restaurants & Leisure - 5.2%
Caesars Entertainment Inc 6.5% 2/15/2032 (d)	2,200,000	2,275,711
Caesars Entertainment Inc 7% 2/15/2030 (d)	875,000	914,109
Carnival Corp 10.5% 6/1/2030 (d)	1,230,000	1,335,448
Carnival Corp 5.75% 3/1/2027 (d)	2,095,000	2,121,717
Carnival Corp 6% 5/1/2029 (d)	1,310,000	1,327,291
Carnival Corp 6.65% 1/15/2028	175,000	179,722
Carnival Corp 7% 8/15/2029 (d)	1,535,000	1,631,231
Churchill Downs Inc 5.75% 4/1/2030 (d)	2,470,000	2,472,706
ClubCorp Holdings Inc 8.5% 9/15/2025 (d)	195,000	182,325
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 4.625% 1/15/2029 (d)(m)	1,847,000	1,763,568
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 6.75% 1/15/2030 (d)	1,365,000	1,271,713
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)	2,820,000	2,547,654
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (d)	295,000	279,615
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)	1,615,000	1,510,119
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)	550,000	560,423
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 6.625% 1/15/2032 (d)	1,530,000	1,548,750
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)	555,000	539,774
Las Vegas Sands Corp 2.9% 6/25/2025	167,000	164,093
Las Vegas Sands Corp 3.5% 8/18/2026	167,000	163,475
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)	965,000	938,634
NCL Corp Ltd 5.875% 3/15/2026 (d)	525,000	525,032
NCL Corp Ltd 7.75% 2/15/2029 (d)	1,920,000	2,057,561
NCL Finance Ltd 6.125% 3/15/2028 (d)	370,000	377,400
Neogen Food Safety Corp 8.625% 7/20/2030 (d)(m)	335,000	370,788
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)	875,000	882,844
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)	870,000	882,743
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)	2,705,000	2,773,123
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	975,000	1,011,406
Station Casinos LLC 4.5% 2/15/2028 (d)	750,000	724,222
Station Casinos LLC 6.625% 3/15/2032 (d)	1,540,000	1,574,257
Viking Cruises Ltd 9.125% 7/15/2031 (d)	760,000	831,097
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)	370,000	368,781
VOC Escrow Ltd 5% 2/15/2028 (d)	510,000	503,927
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)(m)	1,185,000	1,200,460
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)	1,100,000	1,186,788
Yum! Brands Inc 3.625% 3/15/2031	365,000	337,066
Yum! Brands Inc 4.625% 1/31/2032	1,985,000	1,900,227
Yum! Brands Inc 4.75% 1/15/2030 (d)	167,000	165,034
Yum! Brands Inc 5.375% 4/1/2032	290,000	289,022
		41,689,856
Household Durables - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)	565,000	542,366
Beazer Homes USA Inc 7.5% 3/15/2031 (d)(m)	610,000	632,962
Landsea Homes Corp 8.875% 4/1/2029 (d)	755,000	796,052
LGI Homes Inc 8.75% 12/15/2028 (d)	575,000	615,777
Newell Brands Inc 5.7% 4/1/2026 (o)	350,000	350,859
Newell Brands Inc 6.375% 9/15/2027 (m)	350,000	353,992
Newell Brands Inc 6.625% 9/15/2029	380,000	384,730
Newell Brands Inc 7% 4/1/2046 (o)	290,000	259,662
TopBuild Corp 4.125% 2/15/2032 (d)	800,000	735,264
Tri Pointe Homes Inc 5.7% 6/15/2028	140,000	142,533
		4,814,197
Leisure Products - 0.1%
Mattel Inc 5.45% 11/1/2041	290,000	276,547
Mattel Inc 5.875% 12/15/2027 (d)	167,000	168,283
		444,830
Specialty Retail - 1.6%
Arko Corp 5.125% 11/15/2029 (d)	210,000	195,058
Bath & Body Works Inc 6.694% 1/15/2027	375,000	387,259
Carvana Co 10.25% 5/1/2030 (d)	85,000	87,376
Carvana Co 12% 12/1/2028 pay-in-kind (d)(e)	393,516	413,272
Carvana Co 13% 6/1/2030 pay-in-kind (d)(e)	597,877	650,117
Carvana Co 14% 6/1/2031 pay-in-kind (d)(e)	714,815	841,993
Carvana Co 4.875% 9/1/2029 (d)	1,170,000	980,152
Carvana Co 5.5% 4/15/2027 (d)	622,000	577,591
Carvana Co 5.875% 10/1/2028 (d)	305,000	274,136
Foot Locker Inc 4% 10/1/2029 (d)(m)	440,000	382,592
Group 1 Automotive Inc 6.375% 1/15/2030 (d)	740,000	751,756
Hudson Automotive Group 8% 5/15/2032 (d)	470,000	496,914
LBM Acquisition LLC 6.25% 1/15/2029 (d)	1,295,000	1,224,561
LCM Investments Holdings II LLC 8.25% 8/1/2031 (d)	470,000	499,055
Michaels Cos Inc/The 5.25% 5/1/2028 (d)	610,000	450,247
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (m)	780,000	801,086
Staples Inc 10.75% 9/1/2029 (d)	1,965,000	1,906,641
Staples Inc 12.75% 1/15/2030 (d)	1,150,000	944,617
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)	975,000	1,027,161
		12,891,584
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc 4.125% 8/15/2031 (d)	477,000	433,249
Crocs Inc 4.25% 3/15/2029 (d)	167,000	157,881
Hanesbrands Inc 4.875% 5/15/2026 (d)	167,000	165,535
Kontoor Brands Inc 4.125% 11/15/2029 (d)	335,000	316,222
Levi Strauss & Co 3.5% 3/1/2031 (d)	410,000	371,604
Under Armour Inc 3.25% 6/15/2026 (m)	334,000	322,895
William Carter Co/The 5.625% 3/15/2027 (d)	167,000	166,650
Wolverine World Wide Inc 4% 8/15/2029 (d)	1,855,000	1,636,839
		3,570,875
TOTAL CONSUMER DISCRETIONARY		77,391,340

Consumer Staples - 3.3%
Beverages - 0.4%
Triton Water Holdings 6.25% 4/1/2029 (d)	2,910,000	2,906,814
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (d)	195,000	188,559
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	1,662,000	1,549,685
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	1,200,000	1,180,639
C&S Group Enterprises LLC 5% 12/15/2028 (d)	1,465,000	1,247,963
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)	1,145,000	1,190,697
Performance Food Group Inc 4.25% 8/1/2029 (d)	1,650,000	1,569,061
Performance Food Group Inc 5.5% 10/15/2027 (d)	125,000	124,645
Performance Food Group Inc 6.125% 9/15/2032 (d)	705,000	720,408
United Natural Foods Inc 6.75% 10/15/2028 (d)	145,000	138,292
US Foods Inc 4.625% 6/1/2030 (d)	475,000	458,900
US Foods Inc 4.75% 2/15/2029 (d)	1,285,000	1,252,792
US Foods Inc 5.75% 4/15/2033 (d)	700,000	700,751
US Foods Inc 7.25% 1/15/2032 (d)	750,000	793,759
Walgreens Boots Alliance Inc 8.125% 8/15/2029 (m)	515,000	514,011
		11,630,162
Food Products - 1.1%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (d)	290,000	282,420
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)	885,000	929,357
Darling Ingredients Inc 6% 6/15/2030 (d)(m)	510,000	514,852
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	705,000	747,911
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	445,000	460,636
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)	630,000	590,915
Pilgrim's Pride Corp 4.25% 4/15/2031	457,000	434,393
Post Holdings Inc 4.625% 4/15/2030 (d)	1,125,000	1,076,467
Post Holdings Inc 5.5% 12/15/2029 (d)	1,655,000	1,642,993
Post Holdings Inc 6.25% 10/15/2034 (d)(g)	720,000	724,539
Post Holdings Inc 6.25% 2/15/2032 (d)	305,000	314,061
Post Holdings Inc 6.375% 3/1/2033 (d)	1,000,000	1,016,318
TreeHouse Foods Inc 4% 9/1/2028	480,000	444,402
		9,179,264
Household Products - 0.1%
Resideo Funding Inc 6.5% 7/15/2032 (d)	820,000	841,740
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (d)	290,000	303,505
Hfc Prestige Products Inc/Hfc Prestige International Us LLC 6.625% 7/15/2030 (d)	1,155,000	1,200,087
		1,503,592
TOTAL CONSUMER STAPLES		26,061,572

Energy - 9.7%
Energy Equipment & Services - 1.4%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)	920,000	943,452
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)	1,150,000	1,190,138
Nabors Industries Inc 8.875% 8/15/2031 (d)	985,000	937,006
Star Holding LLC 8.75% 8/1/2031 (d)	775,000	739,040
Transocean Inc 8% 2/1/2027 (d)	1,095,000	1,094,338
Transocean Inc 8.25% 5/15/2029 (d)	2,690,000	2,666,156
Transocean Inc 8.75% 2/15/2030 (d)	799,000	833,063
Transocean Poseidon Ltd 6.875% 2/1/2027 (d)	357,000	356,410
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)	915,000	942,406
Valaris Ltd 8.375% 4/30/2030 (d)	1,320,000	1,359,605
		11,061,614
Oil, Gas & Consumable Fuels - 8.3%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)(g)	985,000	998,051
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)	532,000	532,467
Antero Resources Corp 7.625% 2/1/2029 (d)	167,000	172,307
Apache Corp 4.25% 1/15/2030 (m)	612,000	588,971
Apache Corp 5.1% 9/1/2040	655,000	582,331
California Resources Corp 7.125% 2/1/2026 (d)	191,000	190,971
California Resources Corp 8.25% 6/15/2029 (d)	2,545,000	2,593,555
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)	590,000	579,884
Cheniere Energy Inc 4.625% 10/15/2028	167,000	165,910
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	1,535,000	1,535,481
CITGO Petroleum Corp 8.375% 1/15/2029 (d)	755,000	785,616
CNX Resources Corp 7.375% 1/15/2031 (d)(m)	385,000	402,315
Comstock Resources Inc 5.875% 1/15/2030 (d)	880,000	822,877
Comstock Resources Inc 6.75% 3/1/2029 (d)	1,585,000	1,547,437
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)	925,000	1,003,603
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (d)	920,000	930,839
CVR Energy Inc 5.75% 2/15/2028 (d)	1,334,000	1,252,761
CVR Energy Inc 8.5% 1/15/2029 (d)	2,020,000	2,041,911
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	2,255,000	2,257,523
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)	915,000	962,713
DT Midstream Inc 4.125% 6/15/2029 (d)	935,000	894,366
DT Midstream Inc 4.375% 6/15/2031 (d)	365,000	345,510
Energy Transfer LP 7.375% 2/1/2031 (d)	725,000	771,291
EQM Midstream Partners LP 6% 7/1/2025 (d)	85,000	85,119
EQM Midstream Partners LP 6.5% 7/1/2027 (d)	415,000	427,494
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032 (m)	375,000	381,668
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	1,220,000	1,223,760
Global Partners LP / GLP Finance Corp 7% 8/1/2027	1,132,000	1,139,642
Harvest Midstream I LP 7.5% 5/15/2032 (d)	1,430,000	1,504,134
Harvest Midstream I LP 7.5% 9/1/2028 (d)	645,000	660,045
Hess Midstream Operations LP 4.25% 2/15/2030 (d)	635,000	606,329
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	2,465,000	2,438,734
Hess Midstream Operations LP 5.5% 10/15/2030 (d)(m)	365,000	364,237
HF Sinclair Corp 5% 2/1/2028	1,350,000	1,343,463
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	770,000	797,490
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)	745,000	790,149
Kinetik Holdings LP 5.875% 6/15/2030 (d)(m)	890,000	896,061
Kinetik Holdings LP 6.625% 12/15/2028 (d)	1,050,000	1,089,743
Kraken Oil & Gas Partners LLC 7.625% 8/15/2029 (d)	620,000	619,167
Matador Resources Co 6.25% 4/15/2033 (d)	400,000	393,291
Matador Resources Co 6.5% 4/15/2032 (d)	1,305,000	1,303,136
Mesquite Energy Inc 7.25% (d)(i)(k)	5,722,000	1
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)	770,000	760,324
Murphy Oil Corp 6% 10/1/2032 (g)	795,000	785,076
Murphy Oil USA Inc 3.75% 2/15/2031 (d)	460,000	414,493
New Fortress Energy Inc 6.5% 9/30/2026 (d)	2,430,000	2,041,971
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (d)	1,150,000	1,179,149
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)	1,085,000	1,092,871
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	345,000	359,494
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	2,615,000	2,693,732
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	1,010,000	1,004,950
Permian Resources Operating LLC 7% 1/15/2032 (d)	1,670,000	1,737,355
Prairie Acquiror LP 9% 8/1/2029 (d)	605,000	624,652
Range Resources Corp 4.875% 5/15/2025	167,000	166,159
Range Resources Corp 8.25% 1/15/2029	167,000	172,858
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)	250,000	235,578
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)	1,010,000	965,950
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)	385,000	375,092
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)	1,407,000	1,471,868
Southwestern Energy Co 4.75% 2/1/2032	925,000	884,873
Summit Midstream Holdings LLC 8.625% 10/31/2029 (d)	620,000	648,503
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	620,000	596,055
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	500,000	502,498
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)	2,252,000	2,180,335
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)	2,100,000	1,988,854
Talos Production Inc 9% 2/1/2029 (d)	330,000	339,788
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	730,000	724,626
Venture Global Calcasieu 3.875% 8/15/2029 (d)	2,305,000	2,178,298
Venture Global Calcasieu 4.125% 8/15/2031 (d)	1,085,000	1,008,757
Venture Global Calcasieu 6.25% 1/15/2030 (d)	935,000	980,124
		66,136,636
TOTAL ENERGY		77,198,250

Financials - 5.9%
Banks - 0.2%
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)(m)	895,000	948,147
Western Alliance Bancorp 3% 6/15/2031 (e)	1,080,000	993,373
		1,941,520
Capital Markets - 1.3%
AssuredPartners Inc 5.625% 1/15/2029 (d)	795,000	765,358
AssuredPartners Inc 7.5% 2/15/2032 (d)	1,205,000	1,238,443
Coinbase Global Inc 3.375% 10/1/2028 (d)(m)	690,000	619,945
Focus Financial Partners LLC 6.75% 9/15/2031 (d)	1,185,000	1,196,312
Hightower Holding LLC 6.75% 4/15/2029 (d)	1,110,000	1,064,482
Hightower Holding LLC 9.125% 1/31/2030 (d)	620,000	647,046
Intercontinental Exchange Inc 3.625% 9/1/2028	2,525,000	2,472,674
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)	560,000	539,011
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)	372,000	353,702
LPL Holdings Inc 4.375% 5/15/2031 (d)	365,000	343,984
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	910,000	954,363
		10,195,320
Consumer Finance - 1.1%
Ally Financial Inc 5.75% 11/20/2025	235,000	236,015
Ally Financial Inc 6.7% 2/14/2033 (m)	1,465,000	1,498,251
Capstone Borrower Inc 8% 6/15/2030 (d)	420,000	445,014
Encore Capital Group Inc 9.25% 4/1/2029 (d)	565,000	607,912
Ford Motor Credit Co LLC 4% 11/13/2030	350,000	323,608
OneMain Finance Corp 3.5% 1/15/2027	1,905,000	1,820,840
OneMain Finance Corp 7.125% 11/15/2031	385,000	389,772
OneMain Finance Corp 7.125% 3/15/2026	1,615,000	1,648,778
OneMain Finance Corp 7.5% 5/15/2031	1,535,000	1,579,624
PRA Group Inc 8.875% 1/31/2030 (d)(m)	390,000	406,210
		8,956,024
Financial Services - 1.4%
Block Inc 6.5% 5/15/2032 (d)	1,525,000	1,588,010
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)	940,000	1,008,664
GN Bondco LLC 9.5% 10/15/2031 (d)(m)	1,535,000	1,615,727
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	2,755,000	2,407,728
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	500,000	478,125
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030 (d)	400,000	403,306
Jefferson Capital Holdin 9.5% 2/15/2029 (d)	615,000	656,630
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)	1,160,000	1,179,520
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (d)	295,000	263,519
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	920,000	960,514
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	790,000	803,139
		11,364,882
Insurance - 1.8%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)	290,000	273,960
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)	880,000	908,024
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)	535,000	558,627
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)	840,000	806,620
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)	4,250,000	4,234,063
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)	365,000	370,910
AmWINS Group Inc 4.875% 6/30/2029 (d)	2,230,000	2,138,333
HUB International Ltd 7.25% 6/15/2030 (d)	2,210,000	2,302,556
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)	1,275,000	1,337,359
Ryan Specialty LLC 5.875% 8/1/2032 (d)	515,000	523,580
USI Inc/NY 7.5% 1/15/2032 (d)	470,000	486,895
		13,940,927
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp 8% 4/1/2029 (d)	465,000	470,537
TOTAL FINANCIALS		46,869,210

Health Care - 7.3%
Biotechnology - 0.3%
Amgen Inc 5.6% 3/2/2043	805,000	845,722
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)	2,490,000	1,898,128
		2,743,850
Health Care Equipment & Supplies - 0.9%
Avantor Funding Inc 3.875% 11/1/2029 (d)	830,000	785,320
Avantor Funding Inc 4.625% 7/15/2028 (d)	548,000	535,611
Embecta Corp 5% 2/15/2030 (d)	270,000	248,603
Hologic Inc 3.25% 2/15/2029 (d)	500,000	465,799
Medline Borrower LP 3.875% 4/1/2029 (d)	2,555,000	2,418,984
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	1,540,000	1,586,710
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)	760,000	789,267
Teleflex Inc 4.25% 6/1/2028 (d)	535,000	518,155
		7,348,449
Health Care Providers & Services - 4.5%
AMN Healthcare Inc 4% 4/15/2029 (d)	420,000	392,627
CHS/Community Health Systems Inc 10.875% 1/15/2032 (d)	1,350,000	1,487,680
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)	2,405,000	2,114,108
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)	4,605,000	4,238,006
CHS/Community Health Systems Inc 5.625% 3/15/2027 (d)	3,150,000	3,099,815
CHS/Community Health Systems Inc 6% 1/15/2029 (d)	930,000	902,835
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)	1,365,000	1,167,107
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)	920,000	834,227
CHS/Community Health Systems Inc 8% 12/15/2027 (d)	167,000	167,535
DaVita Inc 3.75% 2/15/2031 (d)	510,000	460,020
DaVita Inc 4.625% 6/1/2030 (d)	2,795,000	2,664,460
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)	1,425,000	1,436,863
HealthEquity Inc 4.5% 10/1/2029 (d)(m)	1,275,000	1,232,208
Humana Inc 5.875% 3/1/2033	730,000	774,967
LifePoint Health Inc 11% 10/15/2030 (d)	1,840,000	2,076,230
ModivCare Escrow Issuer Inc 5% 10/1/2029 (d)	120,000	74,725
Molina Healthcare Inc 3.875% 11/15/2030 (d)	855,000	794,225
Molina Healthcare Inc 3.875% 5/15/2032 (d)	390,000	356,666
Option Care Health Inc 4.375% 10/31/2029 (d)	205,000	194,773
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)	1,670,000	1,617,465
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (d)(e)	901,731	894,968
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)	1,125,000	1,174,245
Tenet Healthcare Corp 4.25% 6/1/2029	1,545,000	1,489,648
Tenet Healthcare Corp 4.375% 1/15/2030	1,660,000	1,592,658
Tenet Healthcare Corp 4.625% 6/15/2028	750,000	736,089
Tenet Healthcare Corp 6.125% 6/15/2030	1,640,000	1,666,332
Tenet Healthcare Corp 6.25% 2/1/2027	1,195,000	1,196,588
Tenet Healthcare Corp 6.75% 5/15/2031	240,000	250,168
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)	330,000	341,800
		35,429,038
Health Care Technology - 0.1%
athenahealth Inc 6.5% 2/15/2030 (d)	450,000	432,263
IQVIA Inc 6.5% 5/15/2030 (d)(m)	690,000	719,910
		1,152,173
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)	660,000	621,245
Charles River Laboratories International Inc 4% 3/15/2031 (d)	822,000	757,766
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)	290,000	282,028
		1,661,039
Pharmaceuticals - 1.3%
Bausch Health Cos Inc 11% 9/30/2028 (d)	835,000	778,638
Bausch Health Cos Inc 4.875% 6/1/2028 (d)	1,175,000	919,438
Bausch Health Cos Inc 5.25% 1/30/2030 (d)	760,000	425,600
Bausch Health Cos Inc 5.5% 11/1/2025 (d)	3,350,000	3,272,642
Catalent Pharma Solutions Inc 3.5% 4/1/2030 (d)	830,000	816,433
Jazz Securities DAC 4.375% 1/15/2029 (d)	1,250,000	1,208,894
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)	2,265,000	2,177,995
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)	730,000	687,749
		10,287,389
TOTAL HEALTH CARE		58,621,938

Industrials - 10.0%
Aerospace & Defense - 1.7%
BWX Technologies Inc 4.125% 6/30/2028 (d)	2,000,000	1,929,084
Howmet Aerospace Inc 5.9% 2/1/2027 (m)	684,000	708,769
Howmet Aerospace Inc 5.95% 2/1/2037	290,000	317,126
Moog Inc 4.25% 12/15/2027 (d)	110,000	106,823
Spirit AeroSystems Inc 9.75% 11/15/2030 (d)	565,000	629,975
TransDigm Inc 4.625% 1/15/2029	855,000	825,618
TransDigm Inc 5.5% 11/15/2027	2,020,000	2,009,900
TransDigm Inc 6% 1/15/2033 (d)	2,350,000	2,383,287
TransDigm Inc 6.375% 3/1/2029 (d)	3,820,000	3,941,171
TransDigm Inc 6.75% 8/15/2028 (d)	1,100,000	1,133,000
		13,984,753
Air Freight & Logistics - 0.2%
Rand Parent LLC 8.5% 2/15/2030 (d)	1,720,000	1,754,130
Building Products - 0.8%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	1,207,000	1,192,776
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)	300,000	306,442
AmeriTex HoldCo Intermediate LLC 10.25% 10/15/2028 (d)	495,000	517,811
Builders FirstSource Inc 4.25% 2/1/2032 (d)	1,270,000	1,173,888
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)	2,975,000	3,067,508
		6,258,425
Commercial Services & Supplies - 3.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)	1,265,000	1,130,473
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (d)	915,000	916,968
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)	1,370,000	1,399,437
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)	1,365,000	1,283,316
APX Group Inc 5.75% 7/15/2029 (d)(m)	690,000	683,137
APX Group Inc 6.75% 2/15/2027 (d)	837,000	839,293
Artera Services LLC 8.5% 2/15/2031 (d)	3,065,000	3,035,036
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	3,090,000	3,308,930
Clean Harbors Inc 6.375% 2/1/2031 (d)	340,000	348,302
CoreCivic Inc 4.75% 10/15/2027	1,240,000	1,183,850
CoreCivic Inc 8.25% 4/15/2029	1,530,000	1,619,534
GEO Group Inc/The 10.25% 4/15/2031	1,535,000	1,636,453
GEO Group Inc/The 8.625% 4/15/2029	750,000	779,688
GFL Environmental Inc 5.125% 12/15/2026 (d)	315,000	314,260
GFL Environmental Inc 6.75% 1/15/2031 (d)	555,000	582,102
Madison IAQ LLC 4.125% 6/30/2028 (d)	1,515,000	1,461,935
Madison IAQ LLC 5.875% 6/30/2029 (d)	830,000	808,057
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	1,410,000	1,381,800
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (d)	705,000	708,218
Reworld Holding Corp 4.875% 12/1/2029 (d)	985,000	927,220
		24,348,009
Construction & Engineering - 0.6%
AECOM 5.125% 3/15/2027	487,000	489,116
Arcosa Inc 6.875% 8/15/2032 (d)	460,000	481,408
Great Lakes Dredge & Dock Corp 5.25% 6/1/2029 (d)	595,000	553,085
Pike Corp 5.5% 9/1/2028 (d)	1,425,000	1,395,628
Pike Corp 8.625% 1/31/2031 (d)	850,000	908,834
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)	1,160,000	1,199,875
		5,027,946
Electrical Equipment - 0.6%
Graftech Global Enterprises Inc 9.875% 12/15/2028 (d)	675,000	540,667
Regal Rexnord Corp 6.05% 2/15/2026	1,050,000	1,066,200
Regal Rexnord Corp 6.05% 4/15/2028	705,000	733,001
Regal Rexnord Corp 6.3% 2/15/2030	705,000	749,824
Sensata Technologies BV 4% 4/15/2029 (d)	2,060,000	1,963,752
		5,053,444
Ground Transportation - 1.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)(m)	630,000	644,453
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	1,155,000	1,187,743
Uber Technologies Inc 4.5% 8/15/2029 (d)	4,462,000	4,423,669
XPO Inc 6.25% 6/1/2028 (d)	205,000	209,662
XPO Inc 7.125% 2/1/2032 (d)	975,000	1,026,332
XPO Inc 7.125% 6/1/2031 (d)	345,000	361,195
		7,853,054
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)(m)	820,000	800,872
Machinery - 0.4%
Allison Transmission Inc 4.75% 10/1/2027 (d)	167,000	164,313
Esab Corp 6.25% 4/15/2029 (d)	1,395,000	1,432,746
Mueller Water Products Inc 4% 6/15/2029 (d)	1,277,000	1,218,086
		2,815,145
Passenger Airlines - 0.3%
American Airlines Inc 7.25% 2/15/2028 (d)(m)	365,000	373,621
American Airlines Inc 8.5% 5/15/2029 (d)	1,245,000	1,320,963
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)	615,000	647,807
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd 6.5% 6/20/2027 (d)	192,500	194,894
		2,537,285
Professional Services - 0.5%
Booz Allen Hamilton Inc 3.875% 9/1/2028 (d)	2,678,000	2,596,935
Corelogic Inc 4.5% 5/1/2028 (d)	955,000	901,327
Korn Ferry 4.625% 12/15/2027 (d)	337,000	329,387
		3,827,649
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)	825,000	853,866
Fortress Transportation and Infrastructure Investors LLC 0% 4/15/2033 (d)	480,000	477,600
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)	385,000	404,135
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)	1,090,000	1,174,277
United Rentals North America Inc 6% 12/15/2029 (d)	365,000	376,724
United Rentals North America Inc 6.125% 3/15/2034 (d)	1,925,000	1,989,386
		5,275,988
Transportation Infrastructure - 0.1%
First Student Bidco Inc / First Transit Parent Inc 4% 7/31/2029 (d)(m)	680,000	638,016
TOTAL INDUSTRIALS		80,174,716

Information Technology - 4.9%
Communications Equipment - 0.2%
CommScope LLC 4.75% 9/1/2029 (d)	825,000	693,000
Viasat Inc 5.625% 9/15/2025 (d)	1,175,000	1,158,610
		1,851,610
Electronic Equipment, Instruments & Components - 1.0%
Coherent Corp 5% 12/15/2029 (d)(m)	1,990,000	1,945,761
CPI CG Inc 10% 7/15/2029 (d)	415,000	436,787
Insight Enterprises Inc 6.625% 5/15/2032 (d)	635,000	662,803
Lightning Power LLC 7.25% 8/15/2032 (d)	715,000	751,849
Sensata Technologies Inc 3.75% 2/15/2031 (d)	365,000	334,174
Sensata Technologies Inc 6.625% 7/15/2032 (d)	860,000	896,604
TTM Technologies Inc 4% 3/1/2029 (d)	3,020,000	2,861,603
		7,889,581
IT Services - 1.0%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)	3,345,000	3,063,607
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)	825,000	829,125
Amentum Escrow Corp 7.25% 8/1/2032 (d)	915,000	954,924
ASGN Inc 4.625% 5/15/2028 (d)	635,000	616,752
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (d)	935,000	950,228
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)	1,232,000	1,155,949
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	322,000	320,819
		7,891,404
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (d)	630,000	588,800
Entegris Inc 5.95% 6/15/2030 (d)(m)	2,980,000	3,035,297
ON Semiconductor Corp 3.875% 9/1/2028 (d)	1,282,000	1,222,396
		4,846,493
Software - 1.9%
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (d)	1,495,000	1,554,927
Clarivate Science Holdings Corp 3.875% 7/1/2028 (d)	400,000	383,869
Clarivate Science Holdings Corp 4.875% 7/1/2029 (d)(m)	405,000	389,546
Cloud Software Group Inc 6.5% 3/31/2029 (d)	1,840,000	1,830,738
Cloud Software Group Inc 8.25% 6/30/2032 (d)	385,000	402,440
Cloud Software Group Inc 9% 9/30/2029 (d)	3,160,000	3,215,648
Elastic NV 4.125% 7/15/2029 (d)	1,195,000	1,116,443
Fair Isaac Corp 5.25% 5/15/2026 (d)	167,000	166,975
Gen Digital Inc 5% 4/15/2025 (d)	685,000	681,081
Gen Digital Inc 7.125% 9/30/2030 (d)(m)	340,000	356,763
McAfee Corp 7.375% 2/15/2030 (d)	835,000	814,424
Rackspace Finance LLC 3.5% 5/15/2028 (d)	1,415,325	708,264
SS&C Technologies Inc 5.5% 9/30/2027 (d)	270,000	269,883
SS&C Technologies Inc 6.5% 6/1/2032 (d)	1,520,000	1,571,384
UKG Inc 6.875% 2/1/2031 (d)	945,000	976,469
Veritas US Inc / Veritas Bermuda Ltd 7.5% 9/1/2025 (d)	1,060,000	994,427
		15,433,281
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 5.75% 12/1/2034	755,000	761,048
Seagate HDD Cayman 8.25% 12/15/2029	345,000	374,907
Seagate HDD Cayman 8.5% 7/15/2031	415,000	453,496
		1,589,451
TOTAL INFORMATION TECHNOLOGY		39,501,820

Materials - 7.2%
Chemicals - 3.1%
Avient Corp 6.25% 11/1/2031 (d)	785,000	804,726
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)	1,430,000	1,527,086
Chemours Co/The 4.625% 11/15/2029 (d)(m)	515,000	461,191
Chemours Co/The 5.375% 5/15/2027	2,147,000	2,101,767
Chemours Co/The 5.75% 11/15/2028 (d)	1,745,000	1,657,599
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)	1,029,000	1,007,163
Element Solutions Inc 3.875% 9/1/2028 (d)	645,000	614,870
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (d)(e)	2,456,475	2,048,086
LSB Industries Inc 6.25% 10/15/2028 (d)	620,000	605,294
Olin Corp 5% 2/1/2030 (m)	690,000	673,919
Olympus Water US Holding Corp 4.25% 10/1/2028 (d)	1,180,000	1,126,772
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)	1,250,000	1,209,518
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)	770,000	801,246
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)	1,535,000	1,638,243
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)	2,375,000	2,289,755
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)	1,125,000	1,081,749
Scotts Miracle-Gro Co/The 4% 4/1/2031	145,000	132,841
Scotts Miracle-Gro Co/The 4.375% 2/1/2032	220,000	203,878
Tronox Inc 4.625% 3/15/2029 (d)(m)	2,370,000	2,213,881
WR Grace Holdings LLC 5.625% 8/15/2029 (d)	2,490,000	2,339,064
WR Grace Holdings LLC 7.375% 3/1/2031 (d)	295,000	309,082
		24,847,730
Construction Materials - 0.6%
Eco Material Technologies Inc 7.875% 1/31/2027 (d)	1,360,000	1,373,887
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	1,290,000	1,391,515
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (d)	570,000	602,775
VM Consolidated Inc 5.5% 4/15/2029 (d)	1,245,000	1,226,747
		4,594,924
Containers & Packaging - 2.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)	935,000	834,598
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)	1,155,000	1,163,302
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 4.125% 8/15/2026 (d)	850,000	764,907
Ball Corp 2.875% 8/15/2030	365,000	324,850
Ball Corp 6% 6/15/2029	440,000	455,186
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)	1,995,000	2,013,921
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)	1,985,000	2,015,654
Graham Packaging Co Inc 7.125% 8/15/2028 (d)	350,000	346,547
Graphic Packaging International LLC 3.75% 2/1/2030 (d)	500,000	468,215
Graphic Packaging International LLC 6.375% 7/15/2032 (d)	1,520,000	1,568,193
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)	1,095,000	1,131,330
Mauser Packaging Solutions Holding Co 9.25% 4/15/2027 (d)	830,000	851,060
Owens-Brockway Glass Container Inc 7.25% 5/15/2031 (d)(m)	345,000	354,429
Owens-Brockway Glass Container Inc 7.375% 6/1/2032 (d)(m)	775,000	791,490
Sealed Air Corp 5% 4/15/2029 (d)	890,000	876,537
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)	435,000	442,283
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)(m)	1,415,000	1,497,619
		15,900,121
Metals & Mining - 1.4%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	300,000	319,807
Arsenal AIC Parent LLC 8% 10/1/2030 (d)	460,000	493,618
ATI Inc 4.875% 10/1/2029	250,000	241,630
ATI Inc 5.875% 12/1/2027	770,000	769,009
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)	145,000	134,752
Cleveland-Cliffs Inc 7% 3/15/2032 (d)	1,535,000	1,551,871
Commercial Metals Co 3.875% 2/15/2031	440,000	406,403
Commercial Metals Co 4.125% 1/15/2030	940,000	892,521
Constellium SE 6.375% 8/15/2032 (d)	1,550,000	1,590,802
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)(m)	485,000	443,732
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)	1,735,000	1,677,996
Novelis Corp 3.25% 11/15/2026 (d)	205,000	197,819
Novelis Corp 3.875% 8/15/2031 (d)	340,000	310,816
Roller Bearing Co of America Inc 4.375% 10/15/2029 (d)	912,000	874,955
Vibrantz Technologies Inc 9% 2/15/2030 (d)	1,185,000	1,107,015
		11,012,746
Paper & Forest Products - 0.1%
LABL Inc 10.5% 7/15/2027 (d)	385,000	385,694
LABL Inc 5.875% 11/1/2028 (d)	205,000	191,992
LABL Inc 6.75% 7/15/2026 (d)	135,000	134,889
LABL Inc 9.5% 11/1/2028 (d)	135,000	139,493
		852,068
TOTAL MATERIALS		57,207,589

Real Estate - 3.0%
Diversified REITs - 1.3%
Safehold GL Holdings LLC 2.85% 1/15/2032	1,005,000	868,579
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)	2,165,000	1,846,574
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	1,455,000	1,553,076
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 4.75% 4/15/2028 (d)	3,720,000	3,450,862
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	2,475,000	2,149,171
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (d)	730,000	693,231
		10,561,493
Health Care REITs - 1.1%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)	1,200,000	1,143,728
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	2,877,000	2,101,020
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029 (m)	1,780,000	1,431,712
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (m)	3,977,000	3,567,678
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026 (m)	682,000	649,370
		8,893,508
Hotel & Resort REITs - 0.1%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)	525,000	545,726
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)(m)	543,200	504,607
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)	16,000	12,759
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)	20,000	16,682
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)	345,000	366,372
Howard Hughes Corp/The 4.125% 2/1/2029 (d)	555,000	517,626
Howard Hughes Corp/The 4.375% 2/1/2031 (d)	455,000	417,072
Kennedy-Wilson Inc 4.75% 2/1/2030	975,000	884,201
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)	352,000	349,726
Taylor Morrison Communities Inc 5.875% 6/15/2027 (d)	167,000	170,472
		3,239,517
Specialized REITs - 0.1%
Iron Mountain Inc 4.5% 2/15/2031 (d)	365,000	346,238
SBA Communications Corp 3.125% 2/1/2029	372,000	343,838
SBA Communications Corp 3.875% 2/15/2027	167,000	162,753
		852,829
TOTAL REAL ESTATE		24,093,073

Utilities - 2.4%
Electric Utilities - 2.1%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)(m)	170,000	153,833
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)	1,525,000	1,396,398
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	585,000	574,026
DPL Inc 4.35% 4/15/2029	120,000	114,495
FirstEnergy Corp 1.6% 1/15/2026	167,000	160,936
FirstEnergy Corp 2.05% 3/1/2025	167,000	164,607
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (d)(m)	1,470,000	1,549,938
NRG Energy Inc 3.375% 2/15/2029 (d)	1,535,000	1,430,904
NRG Energy Inc 3.625% 2/15/2031 (d)	525,000	475,717
NRG Energy Inc 5.25% 6/15/2029 (d)	1,405,000	1,400,335
NRG Energy Inc 6.625% 1/15/2027	334,000	334,479
PG&E Corp 5.25% 7/1/2030	4,230,000	4,201,223
PG&E Corp 7.375% 3/15/2055 (e)	712,000	746,798
Vistra Operations Co LLC 5% 7/31/2027 (d)	167,000	166,184
Vistra Operations Co LLC 5.5% 9/1/2026 (d)	817,000	816,717
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	1,455,000	1,452,791
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	1,475,000	1,587,982
		16,727,363
Gas Utilities - 0.0%
Ferrellgas LP / Ferrellgas Finance Corp 5.375% 4/1/2026 (d)	167,000	166,611
Suburban Propane Partners LP/Suburban Energy Finance Corp 5.875% 3/1/2027	302,000	301,487
		468,098
Independent Power and Renewable Electricity Producers - 0.3%
Alpha Generation LLC 6.75% 10/15/2032 (d)	935,000	948,181
Sunnova Energy Corp 11.75% 10/1/2028 (d)(m)	745,000	713,342
Sunnova Energy Corp 5.875% 9/1/2026 (d)	550,000	513,528
		2,175,051
TOTAL UTILITIES		19,370,512

TOTAL UNITED STATES		568,530,702
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)	1,693,000	1,665,286
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)	260,000	260,325
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)	1,905,000	2,019,193

TOTAL ZAMBIA		3,944,804
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $690,651,145)		683,147,298

Preferred Securities - 1.2%
	Principal Amount (a)	Value ($)
IRELAND - 0.1%
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/2079 (e)	760,000	781,212
UNITED STATES - 1.1%
Financials - 1.1%
Banks - 0.8%
Bank of America Corp 5.875% (e)(m)(p)	1,360,000	1,383,334
Citigroup Inc 7.125% (e)(p)	1,440,000	1,533,285
JPMorgan Chase & Co 4.6% (e)(p)	980,000	978,973
JPMorgan Chase & Co 6.1% (e)(p)	1,360,000	1,401,481
Wells Fargo & Co 7.625% (e)(m)(p)	385,000	420,568
		5,717,641
Capital Markets - 0.1%
Charles Schwab Corp/The 4% (e)(p)	870,000	780,711
Goldman Sachs Group Inc/The 6.125% (e)(p)	395,000	397,045
		1,177,756
Consumer Finance - 0.2%
Ally Financial Inc 4.7% (e)(p)	1,110,000	913,473
Ally Financial Inc 4.7% (e)(p)	1,120,000	982,737
		1,896,210
TOTAL UNITED STATES		8,791,607
TOTAL PREFERRED SECURITIES (Cost $8,344,437)		9,572,819

U.S. Treasury Obligations - 0.5%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Notes 4.125% 11/15/2032 (Cost $3,848,468)	4.24	3,880,000	3,991,095

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	4.89	15,677,365	15,680,500
Fidelity Securities Lending Cash Central Fund (r)(s)	4.89	30,891,236	30,894,326
TOTAL MONEY MARKET FUNDS (Cost $46,574,826)			46,574,826

TOTAL INVESTMENT IN SECURITIES - 105.0% (Cost $841,058,047)	839,003,859
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(39,845,138)
NET ASSETS - 100.0%	799,158,721

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,901,352 or 1.8% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $600,322,980 or 75.1% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Level 3 security
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)	Non-income producing - Security is in default.
(l)	Non-income producing
(m)	Security or a portion of the security is on loan at period end.
(n)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $792,904 or 0.1% of net assets.

(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	2,100,000

Fidelity Private Credit Company LLC	4/23/22 - 9/11/24	11,864,834

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	41,022,143	161,324,938	186,666,953	954,526	372	-	15,680,500	0.0%
Fidelity Securities Lending Cash Central Fund	1,715,225	110,908,537	81,729,436	49,243	-	-	30,894,326	0.1%
Total	42,737,368	272,233,475	268,396,389	1,003,769	372	-	46,574,826

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Company LLC	10,518,936	1,478,075	-	989,221	-	(195,659)	11,801,352
	10,518,936	1,478,075	-	989,221	-	(195,659)	11,801,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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